Partners' Capital (Allocated Net Income (loss) to the General Partner) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Incentive Distribution Made to Managing Member or General Partner [Line Items]
General Partner share of net income	$ 26.5	$ 10.4
General Partner [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Income allocation for incentive distributions	8.8	1.4
Unit-based compensation attributable to ENLC’s restricted units	(7.0)	(0.6)
General Partner interest in net income	0.1	0.1
General Partner interest in asset drop	$ 24.6	$ 9.5